Shareholders' equity - Schedule of Share-Based Compensation Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	$ 17,041,000	$ 3,650,000
Amortization of stock based compensation
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	16,496,000	3,650,000
Deferred annual incentive plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	545,000	0
Former CEO | Amortization of stock based compensation
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	$ 1,950,000	$ 0